UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                              FORM 13F COVER PAGE

                     Report for the Calendar Year or Quarter Ended: 3/31/2008
                        Check here if Amendment [  ]; Amendment Number:

This  Amendment (check only one.):

          [  ]   is a restatement.
          [  ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  STRALEM & COMPANY, INC.
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Address:  645 Madison Avenue, New York, New York 10022
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Form 13F File Number:  028-05653
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:
Reporting  Manager:


Name:  Philippe E. Baumann
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Title: Executive Vice President
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Phone: 212-888-8123
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Signature, Place, and Date of Signing:

/s/  Philippe E. Baumann
--------------------------
New York, New York
May 5, 2008

Report Type (Check only one):
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

FORM 13F SUMMARY PAGE

REPORT SUMMARY:

Number of Other Included Managers:           0
                                             -

Form 13F Information Table Entry  Total:     40
                                             --
Form 13F Information Table Value Total:    $1,892,877 (In Thousands)
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List  of  Other  Included  Managers:
     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
No.     NONE

                                                         FORM 13F
                                                    As of: 03/31/2008
                                             Name of Reporting Stralen & Company

ITEM 1:                   ITEM 2:       ITEM 3:   ITEM 4:       ITEM 5:              ITEM 6:           ITEM 7        ITEM 8
                                                                                     INVESTMENT
                                                                                     DISCRETION                       VOTING
                          TITLE                  FAIR                        (a)     (b)        (c)               AUTORITY (SHARES)
                           OF                    MARKET SHARES OR  SH/PUT/         SHARED-AS   SHARED- OTHER     (a)    (b)    (c)
NAME OF ISSUER            CLASS       CUSIP NO.  VALUE  PRINCIPAL  PRN/CALL  SOLE  DEFINED IN  OTHER  MANAGERS   SOLE  SHARED  NONE
                                                ("000"                              Inst. V           Inst. V
                                                omitted)
ABBOTT LABS            Common Stocks  002824100  51,840   939,990           939,990     0         0             891,790   0   48,200
ALTRIA GROUP INC       Common Stocks  02209S103  19,062   858,668           858,668     0         0             815,402   0   43,266
AMER INTL GROUP        Common Stocks  026874107     346     8,000             8,000     0         0               8,000   0        0
AT & T INC             Common Stocks  00206R102   2,041    53,296            53,296     0         0              29,196   0   24,100
AUTOMATIC DATA
  PROCESSING INC       Common Stocks  053015103   1,458    34,400            34,400     0         0              31,800   0    2,600
AVON PRODUCTS          Common Stocks  054303102  67,364 1,703,700         1,703,700     0         0           1,614,700   0   89,000
BERKSHIRE HATHAWAY/B   Common Stocks  084670207     671       150               150     0         0                 150   0        0
CATERPILLAR INC        Common Stocks  149123101  71,295   910,650           910,650     0         0             860,650   0   50,000
CHEVRON CORPORATION    Common Stocks  166764100  69,679   816,291           816,291     0         0             774,791   0   41,500
CISCO SYSTEMS          Common Stocks  17275R102  47,598 1,975,830         1,975,830     0         0           1,882,830   0   93,000
CONSOL EDISON          Common Stocks  209115104  58,485 1,473,166         1,473,166     0         0           1,397,600   0   75,566
DANAHER CORP           Common Stocks  235851102  65,401   860,200           860,200     0         0             817,900   0   42,300
DEVON ENERGY
  CORPORATION          Common Stocks  25179M103  85,906   823,410           823,410     0         0             780,210   0   43,200
DUKE ENERGY CORP       Common Stocks  26441C105  64,448 3,610,550         3,610,550     0         0           3,428,950   0  181,600
EASTMAN CHEMICAL
  COMPANY              Common Stocks  277432100  64,423 1,031,600         1,031,600     0         0             975,500   0   56,100
EMERSON ELECTRIC CO    Common Stocks  291011104  68,949 1,339,850         1,339,850     0         0           1,272,150   0   67,700
GENERAL ELECTRIC       Common Stocks  369604103     289     7,800             7,800     0         0               7,800   0        0
HEWLETT-PACKARD        Common Stocks  428236103  46,292 1,013,850         1,013,850     0         0             960,550   0   53,300
INTEL CORPORATION      Common Stocks  458140100  24,008 1,133,529         1,133,529     0         0           1,079,329   0   54,200
INTERNATIONAL BUSINESS
  MACHINES CORP        Common Stocks  459200101  66,263   575,500           575,500     0         0             544,800   0   30,700
L3 COMMUNICATIONS
  HOLDINGS             Common Stocks  502424104  72,624   664,200           664,200     0         0             629,300   0   34,900
LILLY ELI & CO         Common Stocks  532457108  47,963   929,700           929,700     0         0             880,900   0   48,800
LOEWS CORP             Common Stocks  540424108  59,930 1,490,050         1,490,050     0         0           1,416,850   0   73,200
MCDONALD'S CORP        Common Stocks  580135101  71,610 1,284,024         1,284,024     0         0           1,219,124   0   64,900
MEDTRONIC              Common Stocks  585055106  22,716   469,624           469,624     0         0             442,858   0   26,766
MICROSOFT CORP         Common Stocks  594918104  47,157 1,661,626         1,661,626     0         0           1,581,726   0   79,900
OCCIDENTAL PETR        Common Stocks  674599105  82,208 1,123,525         1,123,525     0         0           1,065,961   0   57,564
PARKER HANNIFIN CORP   Common Stocks  701094104  68,723   992,100           992,100     0         0             941,700   0   50,400
PFIZER INC             Common Stocks  717081103  51,997 2,484,329         2,484,329     0         0           2,369,563   0  114,766
PHILIP MORRIS
  INTERNATIONAL        Common Stocks  718172109  43,431   858,668           858,668     0         0             815,402   0   43,266
PINNACLE WEST CAPITAL  Common Stocks  723484101  58,115 1,656,650         1,656,650     0         0           1,574,050   0   82,600
PROCTER & GAMBLE       Common Stocks  742718109     701    10,000            10,000     0         0              10,000   0        0
PROGRESS ENERGY INC    Common Stocks  743263105  60,466 1,450,016         1,450,016     0         0           1,374,450   0   75,566
SOUTHERN CO            Common Stocks  842587107  66,266 1,860,875         1,860,875     0         0           1,765,825   0   95,050
TEXAS INSTRUMENTS INC  Common Stocks  882508104  23,201   820,700           820,700     0         0             779,800   0   40,900
VERIZON COMMUNICATIONS Common Stocks  92343V104  64,072 1,757,800         1,757,800     0         0           1,670,000   0   87,800
WAL-MART STORES        Common Stocks  931142103     548    10,400            10,400     0         0              10,400   0        0
WHIRLPOOL CORP         Common Stocks  963320106  64,502   743,282           743,282     0         0             702,950   0   40,332
XTO ENERGY INC         Common Stocks  98385X106  86,225 1,393,873         1,393,873     0         0           1,318,998   0   74,875
ZIMMER HOLDINGS
  INC-W/I              Common Stocks  98956P102  24,604   316,000           316,000     0         0             297,900   0   18,100
       COLUMN TOTALS                          1,892,877